UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2010
                                              -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL             04/30/10
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  40
                                         ---------------
Form 13F Information Table Value Total:  172,954
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106   7274      53576 SH       Sole                    33561             20015
AMERICAN TOWER CORP CL A       COM              029912201   1948      45725 SH       Sole                    25125             20600
APPLE COMPUTER INC COM         COM              037833100   9576      40748 SH       Sole                    24263             16485
B E AEROSPACE INC              COM              073302101   5170     170305 SH       Sole                   104505             65800
BLACKROCK INC                  COM              09247x101   3482      15990 SH       Sole                     8470              7520
BP PLC SPONSORED ADR           COM              055622104    314       5500 SH       Sole                      500              5000
C H ROBINSON WORLDWIDE NEW     COM              12541w209   3378      60480 SH       Sole                    37205             23275
CISCO SYSTEM INC               COM              17275r102   5298     203529 SH       Sole                   128479             75050
CME GROUP INC CL A             COM              12572q105   6847      21661 SH       Sole                    13261              8400
COACH INC                      COM              189754104   3554      89941 SH       Sole                    56266             33675
CREE INC                       COM              225447101   2954      42070 SH       Sole                    25820             16250
EXPEDITORS INTL WASH INC       COM              302130109   3267      88480 SH       Sole                    55805             32675
GILEAD SCIENCES INC            COM              375558103   2246      49402 SH       Sole                    35077             14325
GOLDMAN SACHS GROUP INC        COM              38141g104   3156      18495 SH       Sole                    14135              4360
GOOGLE INC CLASS A             COM              38259p508   7998      14102 SH       Sole                     8550              5552
GREEN MTN COFFEE INC           COM              393122106   5720      59049 SH       Sole                    35255             23794
HONEYWELL INTERNATIONAL        COM              438516106   4126      91132 SH       Sole                    58432             32700
ILLUMINA INC                   COM              452327109   4714     121175 SH       Sole                    74350             46825
INTEL CORP                     COM              458140100    201       9000 SH       Sole                     5000              4000
INTUITIVE SURGICAL NEW         COM              46120e602   6212      17845 SH       Sole                    10430              7415
ISHARES TR RUSSELL 3000 RUSSEL COM              464287671    260       6140 SH       Sole                     6140
JOHNSON CONTROLS INC           COM              478366107   6928     210000 SH       Sole                                     210000
MASTERCARD INC                 COM              57636q104   7800      30710 SH       Sole                    18735             11975
MCAFEE INC                     COM              579064106   2403      59890 SH       Sole                    37915             21975
MICROSOFT CORP                 COM              594918104    649      22156 SH       Sole                     7700             14456
MONSANTO CO NEW DEL            COM              61166w101   4940      69167 SH       Sole                    41737             27430
NATIONAL-OILWELL INC           COM              637071101   5274     129974 SH       Sole                    79284             50690
NUVASIVE INC NEW               COM              670704105   2945      65150 SH       Sole                    41925             23225
POTASH CORP SASK INC FOR EIGN  COM              73755l107   4963      41585 SH       Sole                    24870             16715
PRECISION CASTPARTS CORP       COM              740189105   4358      34392 SH       Sole                    21422             12970
PRICELINE.COM INC NEW          COM              741503403   3509      13760 SH       Sole                     8555              5205
PROCTER & GAMBLE CO COM        COM              742718109    253       4000 SH       Sole                                       4000
QUALCOMM INC                   COM              747525103   4842     115388 SH       Sole                    72153             43235
RESEARCH IN MOTION LTD         COM              760975102   4101      55440 SH       Sole                    34790             20650
SCHLUMBERGER LTD               COM              806857108   5594      88150 SH       Sole                    52240             35910
SOUTHWESTERN ENERGY CO         COM              845467109   4129     101395 SH       Sole                    62295             39100
ST JUDE MEDICAL INC            COM              790849103   4667     113685 SH       Sole                    69435             44250
STERICYCLE INC COM             COM              858912108   3752      68845 SH       Sole                    45120             23725
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209   8289     131403 SH       Sole                    78803             52600
VISA INC CL A                  COM              92826c839   5863      64409 SH       Sole                    36895             27514